Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Silo Pharma, Inc.
Entity Central Index Key	0001514183
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE